Current and deferred income tax	12 Months Ended
Dec. 31, 2020
Current and deferred income tax
Current and deferred income tax

10.        Current and deferred income tax

a)          Reconciliation of income tax in the statement of profit or loss

Income tax differ from the theoretical amount that would have been obtained by using the nominal income tax rates applicable to the income of the Company entities, as follows:

	2020	2019	2018
Earnings (losses) before taxes	33,083	(77,052)	(50,215)
Combined income tax rate in Brazil - % (i)	34%	34%	34%
Income tax at statutory rates	(11,248)	26,198	17,073
Income exempt from taxation - ProUni benefit (ii)	25,307	19,106	14,844
Unrecognized deferred tax asset on tax losses (iii)	(2,192)	(32,505)	(26,873)
Previously unrecognized tax losses used to reduce deferred tax (iii)	10,632	—	—
Previously unrecognized temporary differences (iii)	12,219	—	—
Income from entities not subject to taxation	(12,069)	—	—
Non-deductible expenses	(6,148)	(1,902)	-
Other	2,530	(5)	(33)
Total income tax and social contribution	19,031	10,892	5,011
Effective tax rate - %	(58)%	14%	10%
Current income tax expense	(19,556)	(14,813)	(10,640)
Deferred income tax income	38,587	25,705	15,651
(i)

Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to all Company's subsidiaries, operating entities in Brazil.

(ii)

The University for All Program — ProUni, establishes, through Law 11,096, dated January 13, 2005, exemption from certain federal taxes for higher education institutions that provide full and partial scholarships to low-income students enrolled in traditional undergraduate and technological undergraduate programs. The Company’s higher education companies are included in this program.

(iii)

The Company has unused tax loss carryforwards and temporary differences previously unrecognized. Given the continuous growth in Continuing Education activities for the last two years and recent changes to the structure of its operations, the Company reviewed previously unrecognized tax losses and temporary differences, determining that it is now probable that taxable profits will be available against which the tax losses can be utilized and temporary differences can be realized, and that are now expected to be used and realized until 2022. During 2020 the Company already used R$3,208 of tax loss carryforwards.

b)          Deferred income tax

	Balance sheet		Profit or loss
	2020	2019	2020	2019	2018
Tax loss carryforward	7,424	—	7,424	—	—
Intangible assets on business combinations	(20,004)	(24,958)	4,954	18,483	12,667
Allowance for expected credit losses	48,758	27,362	21,396	5,138	3,587
Labor provisions	2,707	—	2,707	—	—
Lease contracts	7,088	6,043	1,045	1,311	1,296
Provision for revenue cancellation	1,066	1,772	(706)	(151)	79
Provision for contingencies	1,983	1,225	758	697	(617)
Other provisions	1,753	744	1,009	452	(1,361)
Total	50,775	12,188	38,587	25,930	15,651
Deferred tax assets	50,775	37,146
Deferred tax liabilities	—	(24,958)

The above deferred taxes were recorded at the nominal rate of 34%. Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however tax loss carryforwards can only be used to offset up to 30% of taxable profit for the year.